Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Revenue Explanatory [Abstract]
Summary of Reconciliation of Disaggregated Revenue by Reportable Segment

The following table includes a reconciliation of disaggregated revenue by reportable segment (Note 6). Revenue has been disaggregated by primary geographical market and type of service provided.

Year ended December 31, 2023	Contract Drilling Services	Completion and Production Services	Corporate and Other	Inter- Segment Eliminations	Total
United States	$848,262	$13,683	$—	$(30)	$861,915
Canada	709,703	227,033	—	(7,097)	929,639
International	146,300	—	—	—	146,300
	$1,704,265	$240,716	$—	$(7,127)	$1,937,854

Day rate/hourly services	$1,661,762	$240,716	$—	$(537)	$1,901,941
Shortfall payments/idle but contracted	24,602	—	—	—	24,602
Turnkey drilling services	8,988	—	—	—	8,988
Other	8,913	—	—	(6,590)	2,323
	$1,704,265	$240,716	$—	$(7,127)	$1,937,854

Year ended December 31, 2022	Contract Drilling Services	Completion and Production Services	Corporate and Other	Inter- Segment Eliminations	Total
United States	$727,544	$18,129	$—	$(43)	$745,630
Canada	562,586	169,042	—	(6,068)	725,560
International	146,004	—	—	—	146,004
	$1,436,134	$187,171	$—	$(6,111)	$1,617,194

Day rate/hourly services	$1,394,394	$187,171	$—	$(748)	$1,580,817
Shortfall payments/idle but contracted	2,153	—	—	—	2,153
Turnkey drilling services	31,723	—	—	—	31,723
Other	7,864	—	—	(5,363)	2,501
	$1,436,134	$187,171	$—	$(6,111)	$1,617,194